Investment Objectives and Goals	Apr. 30, 2025
TappAlpha SPY Growth & Daily Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – TAPPALPHA FINANCE SPY GROWTH & DAILY INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TappAlpha SPY Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of the SPDR S&P 500 ETF Trust (“SPY”) , subject to a limit on potential investment gains.
TappAlpha Innovation 100 Growth & Daily Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – TAPPALPHA INNOVATION 100 GROWTH & DAILY INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TappAlpha Innovation 100 Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of the Invesco QQQ Trust, Series 1 (“QQQ”), subject to a limit on potential investment gains.